Trade payables and short-term contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade payables and short-term contract liabilities
Schedule of trade payables and other current liabilities

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Trade payables	37,679	32,862	26,017
Short-term contract liabilities	6	0	—
Trade payables and other current liabilities	37,685	32,863	26,017

Schedule of trade payables break down by payment

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Due in 30 days	24,995	30,938	24,770
Due in 30-60 days	12,684	1,925	1,247
Trade payable	37,679	32,862	26,017